INCOME TAXES (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (188,381)	$ (5,569,683)	$ (1,542,717)	$ (1,002,434)	$ (5,758,065)	$ (2,545,151)	$ (7,870,378)	$ (29,982,292)
Federal Income Tax [Member]
Net loss							(7,870,378)	(29,982,222)
Permanent Differences							2,924,431	1,830,697
Valuation Allowance							4,945,947	28,151,525
Net Provision For Income Tax							$ 0	$ 0